CORRECTION OF IMMATERIAL ERRORS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Correction of Immaterial Errors [Abstract]
Schedule of unaudited condensed consolidated interim statement of operations [Table Text Block]

Unaudited condensed consolidated interim statement of operations for the three months ended June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Selling, administrative and general(*)	1,614,680	376,125	1,990,805
Research and development expenses	441,992	(255,479)	186,513
Operating loss	2,056,672	120,646	2,177,318
Net loss	1,813,781	120,646	1,934,427
Loss per share	0.09	-	0.09

(*) Conformed to current presentation (Note 3)

Unaudited condensed consolidated interim statement of operations for the six months ended June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Selling, administrative and general(*)	3,238,754	376,125	3,614,879
Operating loss	3,680,746	376,125	4,056,871
Net loss	4,211,409	376,125	4,587,534
Loss per share	0.21	0.02	0.23

(*) Conformed to current presentation (Note 3)

Unaudited condensed consolidated interim statement of operations for the three months ended March 31, 2025

Line item	As previously reported	Adjustment	As corrected
Research and development expenses	-	255,479	255,479
Total operating expenses	1,624,074	255,479	1,879,553
Net loss	2,397,628	255,479	2,653,107
Loss per share	0.12	0.01	0.13

Unaudited condensed consolidated interim statement of operations for the three months ended June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Business development expenses	206,000	376,125	582,125
Research and development expenses	441,992	(255,479)	186,513
Total operating expenses	2,056,672	120,646	2,177,318

Line item	As previously reported	Adjustment	As corrected
Net loss	1,813,781	120,646	1,934,427
Loss per share	0.09	-	0.09

Unaudited condensed consolidated interim statement of operations for the six months ended June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Business development expenses	386,000	376,125	762,125
Total operating expenses	3,680,746	376,125	4,056,871
Net loss	4,211,409	376,125	4,587,534
Loss per share	0.21	0.02	0.23

Unaudited condensed consolidated interim statement of operations for the three months ended September 30, 2025

Line item	As previously reported	Adjustment	As corrected
Business development expenses	194,736	472,500	667,236
Consulting fees	423,490	(100,000)	323,490
Total operating expenses	1,980,953	372,500	2,353,453
Net loss	2,049,910	372,500	2,422,410
Loss per share	0.09	0.03	0.12

Unaudited condensed consolidated interim statement of operations for the nine months ended September 30, 2025

Line item	As previously reported	Adjustment	As corrected
Business development expenses	580,736	848,625	1,429,361
Consulting fees	1,189,450	(100,000)	1,089,450
Total operating expenses	5,661,699	748,625	6,410,324
Net loss	6,261,319	748,625	7,009,944
Loss per share	0.30	0.04	0.34

Schedule of unaudited condensed consolidated balance sheet [Table Text Block]

Unaudited condensed consolidated interim balance sheet as of June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Accounts payable and accrued liabilities	661,401	376,125	1,037,526
Total current liabilities	16,879,073	376,125	17,255,198
Total liabilities	16,988,849	376,125	17,364,974
Accumulated deficit	(21,098,224)	(376,125)	(21,474,349)
Total stockholders' equity (deficit)	(3,565,520)	(376,125)	(3,941,645)

Unaudited condensed consolidated balance sheet as of March 31, 2025

Line item	As previously reported	Adjustment	As corrected
Accounts payable and accrued liabilities	465,889	255,479	721,368
Total current liabilities	16,797,701	255,479	17,053,180
Total liabilities	16,934,303	255,479	17,189,782
Accumulated deficit	(19,284,443)	(255,479)	(19,539,922)
Total stockholders' equity (deficit)	(4,292,691)	(255,479)	(4,548,170)

Unaudited condensed consolidated balance sheet as of June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Accounts payable and accrued liabilities	661,401	376,125	1,037,526
Total current liabilities	16,879,073	376,125	17,255,198
Total liabilities	16,988,849	376,125	17,364,974
Accumulated deficit	(21,098,224)	(376,125)	(21,474,349)
Total stockholders' equity (deficit)	(3,565,520)	(376,125)	(3,941,645)

Unaudited condensed consolidated balance sheet as of September 30, 2025

Line item	As previously reported	Adjustment	As corrected
Prepaid expenses	294,287	100,000	394,287
Total current assets	4,451,683	100,000	4,551,683
Total assets	12,235,764	100,000	12,335,764
Accounts payable and accrued liabilities	1,098,683	848,625	1,947,308
Total current liabilities	17,642,168	848,625	18,490,793
Total liabilities	17,731,059	848,625	18,579,684

Accumulated deficit	(23,148,134)	(748,625)	(23,896,759)
Total stockholders' equity (deficit)	(5,495,295)	(748,625)	(6,243,920)

Schedule of unaudited condensed consolidated statement of cash flows [Table Text Block]

Unaudited condensed consolidated interim statement of cash flows for the six months ended June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Net loss for the year	(4,211,409)	(376,125)	(4,587,534)
Changes in non-cash working capital: Accounts payable and accrued liabilities	(70,355)	376,125	305,770
Net cash used in operating activities	(3,488,588)	-	(3,488,588)

Unaudited condensed consolidated statement of cash flows as of March 31, 2025

Line item	As previously reported	Adjustment	As corrected
Net loss for the year	(2,397,628)	(255,479)	(2,653,107)
Changes in non-cash working capital: Accounts payable and accrued liabilities	(265,867)	255,479	(10,388)
Net cash used in operating activities	(1,669,732)	-	(1,669,732)

Unaudited condensed consolidated statement of cash flows as of June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Net loss for the year	(4,211,409)	(376,125)	(4,587,534)
Changes in non-cash working capital: Accounts payable and accrued liabilities	(70,355)	376,125	305,770
Net cash used in operating activities	(3,488,588)	-	(3,488,588)

Unaudited condensed consolidated statement of cash flows as of September 30, 2025

Line item	As previously reported	Adjustment	As corrected
Net loss for the year	(6,261,319)	(748,625)	(7,009,944)
Changes in non-cash working capital: Prepaid expenses	(159,715)	(100,000)	(259,715)
Accounts payable and accrued liabilities	366,927	848,625	1,215,552
Net cash used in operating activities	(4,992,573)	-	(4,992,573)

Schedule of unaudited condensed consolidated interim statements of changes in stockholders' equity (deficit) [Table Text Block]

Unaudited condensed consolidated interim statement of changes in stockholders' equity (deficit) for the six months ended June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Accumulated deficit	(21,098,224)	(376,125)	(21,474,349)
Total stockholders' equity (deficit)	(3,565,520)	(376,125)	(3,941,645)

Unaudited condensed consolidated interim statements of changes in stockholders' equity (deficit) as of March 31, 2025

Line item	As previously reported	Adjustment	As corrected
Accumulated deficit	(19,284,443)	(255,479)	(19,539,922)
Total stockholders' equity (deficit)	(4,292,691)	(255,479)	(4,548,170)

Unaudited condensed consolidated interim statements of changes in stockholders' equity (deficit) as of June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Accumulated deficit	(21,098,224)	(376,125)	(21,474,349)
Total stockholders' equity (deficit)	(3,565,520)	(376,125)	(3,941,645)

Unaudited condensed consolidated interim statements of changes in stockholders' equity (deficit) as of September 30, 2025

Line item	As previously reported	Adjustment	As corrected
Accumulated deficit	(23,148,134)	(748,625)	(23,896,759)
Total stockholders' equity (deficit)	(5,495,295)	(748,625)	(6,243,920)